COMMITMENTS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
COMMITMENTS [Text Block]

25. COMMITMENTS

The Company has commitments in respect of an office lease assumed through its acquisition as follows:

	Expected payments due by period as at December 31, 2017
	Less than	1 – 3	4 – 5	After 5
	1 year	years	years	years
Office premises (PC Gold acquisition)	$47,252	$-	$-	$-

The Company has a sub-lease agreement for the use of office premises in Toronto, Ontario until August 31, 2018.